Fair Values of Financial Instruments	21 Months Ended
Sep. 30, 2020
Investments, All Other Investments [Abstract]
Fair Values of Financial Instruments

Note 8. Fair Values of Financial Instruments

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. We use valuation techniques that are consistent with the market approach, the income approach, and/or the cost approach. Inputs to valuation techniques refer to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable, meaning those that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from independent sources, or unobservable, meaning those that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In that regard, accounting standards establish a fair value hierarchy for valuation inputs that gives the highest priority to quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The fair value hierarchy is as follows:

•	Level 1: Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.
•

Level 2: Significant other observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data.

•	Level 3: Significant unobservable inputs that reflect a reporting entity’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

A review of fair value hierarchy classifications is conducted on a quarterly basis. Changes in the valuation inputs, or their ability to be observed, may result in a reclassification for certain financial assets or liabilities. Reclassifications impacting Level 3 of the fair value hierarchy are reported as transfers in/out of the Level 3 category as of the beginning of the period in which the reclassifications occur.

A description of the valuation methodologies used for assets measured at fair value, as well as the general classification of such instruments pursuant to the valuation hierarchy, is set forth below.

Level 1 measurements

Cash: The carrying value of cash and cash equivalents and short-term investments approximate the fair value because of the short maturity of the instruments.

Level 2 measurements

Fixed maturities: Fixed maturities are recorded at fair value on a recurring basis utilizing a third-party pricing source. The valuations are reviewed and validated quarterly through random testing by comparisons to separate pricing models or other third-party pricing services. For the period ended September 30, 2020 and year ended December 31, 2019, there were no material changes to the valuation methods or assumptions used to determine fair values, and no broker or third-party prices were changed from the values received.

Derivatives: Derivatives are reported at fair market value utilizing a third-party pricing source.

Investment escrow: The Company held in escrow as of December 31, 2019, cash that was used to settle a mortgage loan that did not close until January 2020.

Notes receivable: The Company held in notes receivable as of September 30, 2020, a note of $5,516,302 between American Life and a third party that was rated by a NRSRO. This note is being carried at the fair market value.

Embedded derivative for equity-indexed contracts: The Company has embedded derivatives in our policyholder contracts. These embedded derivatives are being carried at the fair market value as of September 30, 2020.

Level 3 measurements

Mortgage loans on real estate, held for investment: Mortgage loans are carried at their unpaid principal value as that is considered the fair market values for these loans.

Other invested assets: The Company purchases and sells equipment leases in its investment portfolio. As of September  30, 2020, the Company owned several leases. An impairment test, as of September 30, 2020, was completed on the only non-performing lease in the portfolio and it was determined that the underlying collateral value was substantially less than the outstanding remaining lease payments of $3.6 million. The Company established a valuation allowance on the asset of $776,973 and will continue to monitor the value the underlying collateral. The valuation allowance was recorded as a bad debt expense; however, this asset is owned by a third party reinsurer. Therefore, the valuation allowance was passed through as a receivable from the reinsurers, offsetting the valuation allowance.

Preferred stock: Preferred stock of a non-affiliated company was purchased for $500,000 during the third quarter of 2019. An impairment analysis of the preferred stock was performed as of September 30, 2020, due to a change in valuation of an invested asset held by the non-affiliated company. The investment asset had collateral supporting the investment that was less than the book value of the asset; therefore, the Company established a full valuation allowance of $500,000. This was recorded as a reduction of the asset on the balance sheet and a bad debt expense in the Consolidated Statements of Comprehensive (Loss) Income.

Policy loans: Policy loans are stated at unpaid principal balances. As these loans are fully collateralized by the cash surrender value of the underlying insurance policies, the carrying value of the policy loans approximates their fair value.

Deposit-type contracts: The fair value for direct and assumed liabilities under deposit-type insurance contracts (accumulation annuities) is calculated using a discounted cash flow approach. Cash flows are projected using actuarial assumptions and discounted to the valuation date using risk-free rates adjusted for credit risk and nonperformance risk of the liabilities. The fair values for insurance contracts other than deposit-type contracts are not required to be disclosed.

The following table presents the Company’s fair value hierarchy for those financial instruments measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019.

		Significant
	Quoted	Other	Significant
	In Active	Observable	Unobservable	Estimated
	Markets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
September 30, 2020
Financial assets
Fixed maturities:
U.S. government obligations	$—	$2,105,022	$—	$2,105,022
Mortgage-backed securities	—	378,136	—	378,136
Asset-backed securities	—	202,442,051	—	202,442,051
States and political subdivisions–general obligations	—	248,748	—	248,748
States and political subdivisions–special revenue	—	6,190,179	—	6,190,179
Trust preferred	—	2,162,959	—	2,162,959
Corporate	—	37,015,855	—	37,015,855
Total fixed maturities	—	250,542,950	—	250,542,950
Mortgage loans on real estate, held for investment	—	—	61,464,515	61,464,515
Derivatives	—	7,664,006	—	7,664,006
Other invested assets	—	—	14,808,870	14,808,870
Notes receivable	—	5,516,302	—	5,516,302
Policy loans	—	—	147,309	147,309
Total Investments	$—	$263,723,258	$76,420,694	$340,143,952
Financial liabilities
Embedded derivative for equity-indexed contracts	$—	$6,359,657	$—	6,359,657
December 31, 2019
Fixed maturities:
U.S. government obligations	—	2,081,224	—	2,081,224
Mortgage-backed securities	—	798,608	—	798,608
Asset-backed securities	—	95,247,824	—	95,247,824
States and political subdivisions–general obligations	—	249,282	—	249,282
States and political subdivisions–special revenue	—	25,291	—	25,291
Corporate	—	18,839,632	—	18,839,632
Total fixed maturities	—	117,241,861	—	117,241,861
Mortgage loans on real estate, held for investment	—	—	13,810,041	13,810,041
Derivatives	—	575,294	—	575,294
Investment escrow	—	3,899,986	—	3,899,986
Other invested assets	—	—	2,468,947	2,468,947
Preferred stock	—	—	500,000	500,000
Policy loans	—	—	106,014
Total Investments	$—	$121,717,141	$16,885,002	$138,496,129
Financial liabilities
Embedded derivative for equity-indexed contracts	$—	$576,634	$—	576,634

There were no transfers of financial instruments between any levels during the nine months ended September 30, 2020 or during the year ended December 31, 2019.

The following table presents the Company’s fair value hierarchy for those financial instruments measured at fair value on a recurring basis as of December 31, 2019 and 2018.

		Significant
	Quoted	Other	Significant
	In Active	Observable	Unobservable	Estimated
	Markets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
December 31, 2019
Financial assets
Fixed maturities:
U.S. government obligations	$—	$2,081,224	$—	$2,081,224
Mortgage-backed securities	—	798,608	—	798,608
Asset-backed securities	—	95,247,824	—	95,247,824
States and political subdivisions–general obligations	—	249,282	—	249,282
States and political subdivisions–special revenue	—	25,291	—	25,291
Corporate	—	18,839,632	—	18,839,632
Total fixed maturities	—	117,241,861	—	117,241,861
Mortgage loans on real estate, held for investment	—	—	13,810,041	13,810,041
Derivatives	—	575,294	—	575,294
Investment escrow	—	3,899,986	—	3,899,986
Other invested assets	—	—	2,468,947	2,468,947
Preferred stock	—	—	500,000	500,000
Total Investments	$—	$121,717,141	$16,778,988	$138,496,129
Financial liabilities
Embedded derivative for equity-indexed contracts	$—	$576,634	$—	576,634
December 31, 2018
Fixed maturities:
U.S. government obligations	$—	$1,995,951	$—	$1,995,951
Mortgage-back securities	—	1,004,051	—	1,004,051
States and political subdivisions–general obligations	—	263,184	—	263,184
States and political subdivisions–special revenue	—	25,173	—	25,173
Corporate	—	14,095,824	—	14,095,824
Total fixed maturities	$—	$17,384,183	$—	$17,384,183

There were no transfers of financial instruments between Level 1, Level 2, and Level 3 during the years ended December 31, 2019 or 2018.

Accounting standards require disclosure of the fair value of financial assets and financial liabilities, including those financial assets and financial liabilities that are not measured and reported at fair value on a recurring basis or non-recurring basis. The methodologies for estimating the fair value of financial assets and financial liabilities that are measured at fair value on a recurring basis are discussed above. There were no financial assets or financial liabilities measured at fair value on a non-recurring basis.

The following disclosure contains the carrying values, estimated fair values and their corresponding placement in the fair value hierarchy for financial assets and financial liabilities as of September 30, 2020 and December 31, 2019, respectively:

	September 30, 2020
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$147,309	$—	$—	$147,309	$147,309
Cash	136,431,785	136,431,785	—	—	136,431,785
Liabilities:
Policyholder deposits (Deposit-type contracts)	455,429,384	—	—	455,429,384	455,429,384

	December 31, 2019
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$106,014	$—	$—	$106,014	$106,014
Cash	43,716,205	43,716,205	—	—	43,716,205
Liabilities:
Policyholder deposits (Deposit-type contracts)	171,168,785	—	—	171,168,785	171,168,785

The following tables present a reconciliation of the beginning balance for all investments measured at fair value on a recurring basis using level three inputs during the six months ended September 30, 2020.

	Beginning					Ending
	Balance					Balance
	As of			Valuation	Realized	As of
	December 31, 2019	Additions	Sales	Allowance	Gain	September 30, 2020
Assets:
Policy loans	$106,014	$41,295	$—	$—	$—	$147,309
Mortgage loans on real estate, held for investment	13,810,041	56,402,943	8,918,066	—	169,597	61,464,515
Other invested assets	2,468,947	26,787,844	13,670,948	(776,973)		14,808,870
Preferred stock	500,000	—	—	(500,000)		—
Total Investments	$16,885,002	$83,232,082	$22,589,014	$(1,276,973)	$169,597	$76,420,694

The following disclosure contains the carrying values, estimated fair values and their corresponding placement in the fair value hierarchy, for financial assets and financial liabilities as of December 31, 2019 and 2018, respectively:

	December 31, 2019
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$106,014	$—	$—	$106,014	$106,014
Cash	43,716,205	43,716,205	—	—	43,716,205
Liabilities:
Policyholder deposits (Deposit-type contracts)	171,168,785	—	—	171,168,785	171,168,785

	December 31, 2018
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$43,843	$—	$—	$43,843	$43,843
Cash	2,832,567	2,832,567	—	—	2,832,567
Liabilities:
Policyholder deposits (Deposit-type contracts)	7,234,927	—	—	7,234,927	7,234,927
Notes payable	18,938,705	—	—	18,938,705	18,938,705

The following table presents a reconciliation of the beginning balance for all investments measured at fair value on a recurring basis using level three inputs during the years ended December 31, 2019 and 2018.

	Beginning Balance				Ending Balance
	As of December 31,			Total gains	As of December 31,
	2018	Additions	Sales	Included in Income	2019
Assets
Policy loans	$43,843	$62,171	$—	$—	$106,014
Mortgage loans on real estate, held for investment	—	15,036,179	1,226,138	—	13,810,041
Other invested assets	—	17,287,325	14,849,555	31,177	2,468,947
Preferred stock	—	500,000	—	—	500,000
Total Investments	$43,843	$32,885,675	$16,075,693	$31,177	$16,885,002